Income Taxes (Narrative) (Details) (USD $) In Millions	12 Months Ended
	Jan. 31, 2011	Jan. 31, 2010	Jan. 31, 2009
Reversal of accruals for unrecognized tax benefits	$ 1	$ 9	$ 5
Decrease in unrecognized tax benefits due to resolutions with tax authorities	7		26
Decrease in unrecognized tax benefits from discontinued operations due to resolutions with tax authorities			17
Interest and penalties recognized in the consolidated statements of income		1	5
Accrued interest and penalties	5	7
Liabilities for uncertain tax positions	26	48
Liabilities for uncertain tax positions, long-term	25	34
Amount of reasonably possible resolution of reviews	6
Income tax examination, interest accrued	3
Federal and State [Member]
Reversal of accruals for unrecognized tax benefits	7
Federal [Member]
Net operating loss carryforwards	49
State [Member]
State tax credit carryforwards	$ 9